Intangible Assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Selling Expenses [Member]
Intangible assets (Textuals)
Amortization charge	$ 79	$ 120
At Cost [Member]
Intangible assets (Textuals)
Amortization charge	$ 21	$ 98